Revenue Recognition (Details) - Schedule of Disaggregated Revenue by Major Source ¥ in Thousands, $ in Thousands	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
Disaggregation of Revenue [Line Items]
Total revenue	¥ 299,139	$ 1,975	¥ 158,639
Commissioned research and development [Member]
Disaggregation of Revenue [Line Items]
Total revenue	45,699	302	86,980
Solution services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12,595	83	14,186
Guest speaker services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	15,136	100	16,603
Membership services [Member]
Disaggregation of Revenue [Line Items]
Total revenue			4,097
Product sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue	¥ 225,709	$ 1,490	¥ 36,773